Shareholder Report, Holdings (Details) - Spear Alpha ETF	Jun. 30, 2024
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Zscaler, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
Cloudflare, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
Snowflake, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Shopify, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Datadog, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Crowdstrike Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Marvell Technology, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Amphenol Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Technology [Member]
Holdings [Line Items]
Percent of Total Investments	73.00%
Communications [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%